AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 6, 2006
SECURITIES ACT FILE NO. 33-12213
INVESTMENT COMPANY ACT FILE NO. 811-05037

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 255	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]

Amendment No. 256	[X]

(Check Appropriate Box or Boxes)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices)
(414) 765-5344
Registrant's Telephone Number, Including Area Code

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

WITH A COPY TO:

Julia Allecta
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor.
San Francisco, CA 94105-0441

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b).
[X]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Class I Shares

Stephens Funds

Prospectus

_____________, 2006

Stephens Small Cap Growth Fund
Stephens Mid Cap Growth Fund

Class I Shares

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Class I Shares

Stephens Funds

Class I Shares

Stephens Small Cap Growth Fund
Stephens Mid Cap Growth Fund

Table Of Contents

STEPHENS SMALL CAP GROWTH FUND	3

INVESTMENT OBJECTIVE	3
PRINCIPAL INVESTMENT STRATEGIES	3
PRINCIPAL RISKS	4
FEES AND EXPENSES	5
PERFORMANCE	6

STEPHENS MID CAP GROWTH FUND	7

INVESTMENT OBJECTIVE	7
PRINCIPAL INVESTMENT STRATEGIES	7
PRINCIPAL RISKS	7
FEES AND EXPENSES	9
PERFORMANCE	10

PORTFOLIO HOLDINGS INFORMATION	10

MANAGEMENT OF THE FUNDS	11

THE ADVISOR	11
PORTFOLIO MANAGERS	11
PRIOR PERFORMANCE OF SIMILAR ACCOUNTS	11

SHAREHOLDER INFORMATION	12

DISTRIBUTION OF SHARES	12
SHARE PRICE	12
HOW TO PURCHASE SHARES	13
HOW TO REDEEM SHARES	15
EXCHANGING SHARES	17
SHORT-TERM TRADING AND REDEMPTION FEES	18
TOOLS TO COMBAT FREQUENT TRANSACTIONS	18
OTHER FUND POLICIES	19
SERVICE FEES - OTHER PAYMENTS TO THIRD PARTIES	19

DISTRIBUTIONS AND TAXES	20

DIVIDENDS AND DISTRIBUTIONS	20
TAX CONSEQUENCES	20
FINANCIAL HIGHLIGHTS	21

PRIVACY NOTICE	22

Stephens Investment Management Group, LLC (the “Advisor”), is the investment advisor for the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund (each, a Fund, and collectively, the “Stephens Funds,” or “Funds”) and is located at 111 Center Street, Little Rock, Arkansas 72201. The Funds are a series of Professionally Managed Portfolios (the “Trust”). This prospectus discusses Class I shares of the Funds.

Class I Shares

Stephens Small Cap Growth Fund

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies with small market capitalizations (“small-cap” companies). The Fund’s Advisor will seek to identify growth stocks using a disciplined, bottom-up approach, employing quantitative analysis and fundamental research with a focus on earnings growth. Under normal market conditions, the Fund invests at least 80% of its total assets in the stocks of small-cap companies. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, of $2.5 billion or less. To achieve the 80% investment requirement, the Fund may invest in equity securities, including convertible and preferred stock, as well as exchange-traded funds (“ETFs”). Not all ETFs in which the Fund may invest will be invested exclusively in small-cap companies. The Advisor will use the dollar-weighted average market cap of the underlying securities held by the ETF to determine whether the ETF falls into the 80% investment requirement.

In selecting investments using a “bottom-up” approach, the Advisor selects companies that it believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Advisor adheres to the historical perspective that common stocks have dramatically outperformed other financial investments over longer periods of time. The Fund’s investment strategy takes into consideration revenue and earnings growth rates, profit trends, earnings risk, and company valuation.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, greater than $2.5 billion, as well as equity index futures. Additionally, the Fund may invest in investment-grade, non-convertible debt securities, U.S. government securities, high-quality money market instruments and money market funds. The Fund may also invest up to 25% of its total assets in foreign securities, including sponsored or un-sponsored American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”). ADRs evidence ownership of foreign securities but are traded on domestic exchanges.

Fund Closure. Based on the Advisor’s analysis of the size of the applicable market, market liquidity, portfolio holdings of the Fund and other accounts of the Advisor, as well as other issues, upon 30 days’ written notice to Fund shareholders the Fund may close to new investors when it reaches an asset size determined by the Advisor to be too large to sustain additional assets. In such event, it is expected that then-existing shareholders would be allowed to make additional purchases. If the Fund closes to new investors, the Fund’s Board of Trustees will review, on at least a semi-annual basis, market conditions and other factors presented by the Advisor in order to determine whether to reopen the Fund to new investors.

Portfolio Turnover. The Fund is actively managed, which means that the Advisor may frequently buy and sell securities. Frequent trading increases the Fund’s turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Fund’s performance.

Temporary or Cash Investments. In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.

To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and other operational expenses.

Class I Shares

Changes in Investment Objective and Strategies. The investment objective, strategies and policies described above may be changed without the approval of the Fund’s shareholders upon 30 days’ written notice to shareholders. However, the Fund will not change its investment policy of investing at least 80% of its net assets in small-cap companies without first changing the Fund’s name and providing shareholders at least 60 days’ prior notice.

Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The principal risks of investing in the Fund are:

Management Risk. The ability of the Fund to meet its investment objective is directly related to the Advisor’s investment strategies for the Fund. The value of your investment in the Fund is subject to the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stocks of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Small- and Medium-Sized Companies Risk. Subject to the requirement that the Fund invest at least 80% of its assets in small-cap companies, the Fund may invest directly or indirectly in any size company including small- and medium-sized companies. Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.

Foreign Securities Risk. To the extent that the Fund invests in securities of foreign companies, including ADRs and EDRs, your investment in the Fund is subject to foreign securities risk. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. In addition to developed markets, the Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Class I Shares

Shares of Other Investment Companies. The Fund may invest in shares of other investment companies, including ETFs and money market funds. To the extent that the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by the underlying funds (the “Underlying Funds”) in addition to the Fund’s direct fees and expenses.

New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees or the Advisor may determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

New Advisor Risk. There can be no assurance that the Advisor, which is a newly-formed entity, can successfully operate the Fund as set forth in this Prospectus.

Operating Expense Risk. There can be no assurance that the Advisor will have the resources to meet its contractual expense reductions to the Fund as described in this Prospectus. Should the Advisor be unable to meet its obligations, the Fund’s expenses will increase which would reduce the Fund’s performance and increase your costs in investing in the Fund.

Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold Class I shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows.

Shareholder Fees(1) (fees paid directly from your investment)	Class I Shares
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption Fee	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%

Other Expenses (2)	____%
Total Annual Fund Operating Expenses	____%
Less: Expense reduction/reimbursement	____%
Net Expenses (3)	____%

Example
This Example is intended to help you compare the costs of investing in the Class I shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Please note that the one-year figure below is based on the Fund’s net expenses after giving effect to the expense limitation in the agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$____	$____

Class I Shares

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (“Transfer Agent”). If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged. The Fund charges a redemption fee of 2.00% on shares held for less than 60 days.

(2)	Because the Fund is new, these expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Fund’s current fiscal year.

(3)
The Fund’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses for the Fund do not exceed 1.25% of the Fund’s average net assets, excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses, until November 30, 2007. The Advisor may request a reimbursement of any reduction in advisory fees or payment of expenses made by the Advisor within three years following the year to which the reduction or payment relates if the Fund’s expenses are less than the above limit agreed to by the Fund. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees, and may be terminated by the Advisor, provided that the Advisor gives notice to the Board of Trustees at least 60 days prior to the date of the renewal of the agreement by the Board of Trustees.

Fund Expenses
The Fund is responsible for its own operating expenses. Pursuant to a contractual expense cap/reimbursement agreement between the Advisor and the Fund, the Advisor has agreed to reduce its fees and/or pay expenses of the Fund to ensure that the total amount of normal operating expenses does not exceed 1.25% of the Fund’s average daily net assets until November 30, 2007, to be renewed on an annual basis by the Board of Trustees for an indefinite period thereafter, unless otherwise terminated. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund in subsequent fiscal years if the Advisor so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. In addition, any such reimbursement from the Fund to the Advisor will be subject to the applicable limitation on Fund expenses. This agreement may be terminated at any time at the discretion of the Board of Trustees, and may be terminated by the Advisor, provided that the Advisor gives notice to the Board of Trustees at least 60’ days prior to the date of the renewal of the agreement by the Board of Trustees.

Performance
This Fund has recently commenced operations and has been in operation for less than a calendar year; thus, there is no performance information available at this time.

Class I Shares

Stephens Mid Cap Growth Fund

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies with medium market capitalizations (“mid-cap companies”). The Advisor will seek to identify growth stocks using a disciplined, bottom-up approach, employing quantitative analysis and fundamental research with a focus on earnings growth. Under normal market conditions, the Fund invests at least 80% of its total assets in the stocks of mid-cap companies. The Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, of $1.5 billion to $12.5 billion. To achieve the 80% investment requirement, the Fund may invest in equity securities, including convertible and preferred stock, as well as ETFs. Not all ETFs in which the Fund may invest will be invested exclusively in mid-cap companies. The Advisor will use the dollar-weighted average market cap of the underlying securities held by the ETF to determine whether the ETF falls into the 80% investment requirement.

In selecting investments using a “bottom-up” approach, the Advisor selects companies that it believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Advisor adheres to the historical perspective that common stocks have dramatically outperformed other financial investments over longer periods of time. The Fund’s investment strategy takes into consideration revenue and earnings growth rates, profit trends, earnings risk, and company valuation.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, of less than $1.5 billion or greater than $12.5 billion, as well as equity index futures. Additionally, the Fund may invest in investment-grade, non-convertible debt securities, U.S. government securities, high-quality money market instruments and money market funds. The Fund may also invest up to 25% of its total assets in foreign securities, including sponsored or un-sponsored ADRs and EDR. ADRs and EDRs evidence ownership of foreign securities but are traded on domestic exchanges.

Portfolio Turnover. The Fund is actively managed, which means that the Advisor may frequently buy and sell securities. Frequent trading increases the Fund’s turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Fund’s performance.

Temporary or Cash Investments. In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and other operational expenses.

Changes in Investment Objective and Strategies. The investment objective, strategies and policies described above may be changed without the approval of the Fund’s shareholders upon 30 days’ written notice to shareholders. However, the Fund will not change its investment policy of investing at least 80% of its net assets in mid-cap companies without first changing the Fund’s name and providing shareholders at least 60 days’ prior notice.

Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The principal risks of investing in the Fund are:

Class I Shares

Management Risk. The ability of the Fund to meet its investment objective is directly related to the Advisor’s investment strategies for the Fund. The value of your investment in the Fund is subject to the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stocks of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Medium-Sized Companies Risks. Subject to the requirement that the Fund invests at least 80% of its assets in mid-cap companies, the Fund may invest directly or indirectly in any size company including medium-sized companies. Mid-cap companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s share price. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Foreign Securities Risk. To the extent that the Fund invests in securities of foreign companies, including ADRs and EDRs, your investment in the Fund is subject to foreign securities risk. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. In addition to developed markets, the Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Shares of Other Investment Companies. The Fund may invest in shares of other investment companies, including ETFs and money market funds. To the extent that the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

Class I Shares

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees or the Advisor may determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

New Advisor Risk. There can be no assurance that the Advisor, which is a newly-formed entity, can successfully operate the Fund as set forth in this Prospectus.

Operating Expense Risk. There can be no assurance that the Advisor will have the resources to meet its contractual expense reductions to the Fund as described in this Prospectus. Should the Advisor be unable to meet its obligations, the Fund’s expenses will increase which would reduce the Fund’s performance and increase your costs in investing in the Fund.

Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of Class I shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows.

Shareholder Fees(1) (fees paid directly from your investment)	Class I Shares
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption Fee	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%

Other Expenses (2)	_____%
Total Annual Fund Operating Expenses	_____%
Less: Expense reduction/reimbursement	_____%
Net Expenses (3)	_____%

Example
This Example is intended to help you compare the costs of investing in the Class I shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Please note that the one-year figure below is based on the Fund’s net expenses after giving effect to the expense limitation in the agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$____	$____

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Transfer Agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged. The Fund charges a redemption fee of 2.00% on shares held for less than 60 days.

(2)	Because the Fund is new, these expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Fund’s current fiscal year.

Class I Shares

(3)
The Fund’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses for the Fund do not exceed 1.25% of the Fund’s average net assets, excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses, until February 1, 2008. The Advisor may request a reimbursement of any reduction in advisory fees or payment of expenses made by the Advisor within three years following the year to which the reduction or payment relates if the Fund’s expenses are less than the above limit agreed to by the Fund. Any such reimbursement is subject to Board of Trustees review and approval. This agreement may be terminated at any time at the discretion of the Board of Trustees, and may be terminated by the Advisor, provided that the Advisor gives notice to the Board of Trustees at least 60’ days prior to the date of the renewal of the agreement by the Board of Trustees.

Fund Expenses
The Fund is responsible for its own operating expenses. Pursuant to a contractual expense cap/reimbursement agreement between the Advisor and the Fund, the Advisor has agreed to reduce its fees and/or pay expenses of the Fund to ensure that the total amount of Fund normal operating expenses does not exceed 1.25% of the Fund’s average daily net assets until February 1, 2008, to be renewed on an annual basis by the Board of Trustees for an indefinite period thereafter, unless otherwise terminated. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund in subsequent fiscal years if the Advisor so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be subject to review and approval by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. In addition, any such reimbursement from the Fund to the Advisor will be subject to the applicable limitation on Fund expenses. This agreement may be terminated at any time at the discretion of the Board of Trustees, and may be terminated by the Advisor, provided that the Advisor gives notice to the Board of Trustees at least 60 days prior to the date of the renewal of the agreement by the Board of Trustees.

Performance
This Fund has recently commenced operations and has been in operation for less than a calendar year; thus, there is no performance information available at this time.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”). Currently, disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. In addition, the Funds disclose their complete portfolio holdings and certain other portfolio characteristics on the Funds’ website at www.stephensfunds.com. Each Fund’s complete portfolio holdings as of each month-end generally will be available on the last business day of the following month. Each Fund’s month-end top 10 holdings reports and monthly attribution reports, which show the top 5 and bottom 5 contributors to performance, generally will be available by the tenth business day after month-end. Quarterly commentary for the Funds, which may discuss a Fund’s sectors, industries and individual holdings, generally will be available approximately two weeks after the end of each calendar quarter. Certain aggregate month-end portfolio characteristics, such as industry and sector classifications, earnings growth rates, market cap and price-to-earnings ratios of a Fund generally will be available by the tenth business day after month-end. This information may be obtained through the Funds’ website or by calling 1-866-735-7464. This information will, at a minimum, remain on the Funds’ website until the Funds file holdings with the SEC for the relevant periods. Portfolio holdings information posted on the Funds’ website may be separately provided to any person commencing on the day after it is first published on the website. The Annual and Semi-Annual Reports for each Fund will be available by contacting Stephens Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 1-866-735-7464.

Class I Shares

Management of the Funds

The Advisor
Each Fund has entered into an Investment Advisory Agreement with Stephens Investment Management Group, LLC, 111 Center Street, Little Rock, Arkansas 72201, under which the Advisor manages the Fund’s investments subject to the supervision of the Board of Trustees. The Advisor was founded in 2005 and is a wholly-owned subsidiary of Stephens Holding Company and an affiliate of Stephens Inc., a full-service brokerage, investment advisory and investment banking firm. Under the Investment Advisory Agreement, the Funds compensate the Advisor for its investment advisory services at the annual rate of 0.75% of each Fund’s average daily net assets, payable on a monthly basis.

Subject to the general supervision of the Board of Trustees, the Advisor is responsible for managing the Funds in accordance with their investment objective and policies, making decisions with respect to, and also orders for, all purchases and sales of portfolio securities. The Advisor also maintains related records for the Funds.

A discussion regarding the basis of the Board of Trustees’ approval of the Investment Advisory Agreements with the Advisor is available in the Funds’ SAI, and will be available in the Funds’ Annual Shareholder Reports.

Portfolio Managers
Ryan Crane is the Senior Portfolio Manager for the Funds and Chief Investment Officer of the Advisor, and is primarily responsible for the day-to-day management of the Funds’ portfolios. Mr. Crane joined Stephens Inc., an affiliate of the Advisor, in September of 2004 as a Senior Portfolio Manager in charge of small and small/mid-cap growth accounts. Prior to joining Stephens Inc., Mr. Crane worked for AIM Management Group (“AIM”) since 1994. While at AIM, Mr. Crane was the lead manager of the AIM Small Cap Growth Fund and served as co-manager on various other AIM funds.

John Thornton is the Co-Portfolio Manager of the Funds and is jointly responsible for the day-to-day management of the Funds’ portfolios. Mr. Thornton joined Stephens Inc. in September of 2004 as a Co-Portfolio Manager in charge of small and small/mid-cap growth accounts. Prior to joining Stephens Inc., Mr. Thornton worked for AIM since 2000. While at AIM, Mr. Thornton was the senior analyst of the AIM Small Cap Growth Fund and various AIM technology funds.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of the Funds.

Prior Performance of Similar Accounts
Stephens Small Cap Growth Fund

The table below shows performance data provided by the Advisor relating to investment results of a composite of all accounts managed by Stephens Inc. and all other affiliates of the Advisor (the “Accounts”), that have investment objectives, policies, strategies and risks substantially similar to those of the Stephens Small Cap Growth Fund (the “Small Cap Growth Fund”). The Advisor will include new accounts and funds in the composite on a timely and consistent basis.

The Accounts are not subject to the same types of expenses to which the Small Cap Growth Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, or the Internal Revenue Code of 1986. The performance of the Accounts may have been adversely affected had they been subject to the same restrictions and limitations as the Small Cap Growth Fund. You should note that once the Small Cap Growth Fund has performance history, it will compute and disclose its average annual total return using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Accounts. The SEC total return calculation calls for the computation and disclosure of an average annual compounded rate of return, which equates a hypothetical initial investment of $10,000 to an ending redeemable value. The performance of the Accounts may have been lower had they been calculated using the standard formula promulgated by the SEC. The performance data below has been calculated in accordance with AIMR performance presentation standards, and are shown net of fees and expenses, sales loads and fee reductions. The results presented below are not intended to predict or suggest the return to be experienced by the Small Cap Growth Fund or the return one might achieve by investing in the Small Cap Growth Fund. One should not rely on the following data as an indication of future performance of the Advisor. The fees and expenses of the Accounts are lower than that of the Small Cap Growth Fund. If the higher expense structure of the Small Cap Growth Fund were used on the Accounts, the performance results of the Accounts would have been lower than shown. As of April 28, 2006, the Accounts consisted of 11 separate accounts and $74.2 million in assets.

Class I Shares

The performance data below is for the Accounts and is not the performance results of the Small Cap Growth Fund.

Total Returns for the periods ending April 28, 2006:

	Since Inception(1) October 7, 2004 - April 28, 2006	One Year Ending April 28, 2006
Accounts (Total)	42.66%	37.79%
S&P 500 Index(2)	19.20%	15.42%
Russell 2000 Growth® Index(3)	34.06%	36.13%

(1) Through June 30, 2005, the performance shown is for a “seed” account. Beginning July 1, 2005, the performance shown includes other client accounts.

(2) The S&P 500 Index consists of 500 stocks chosen from market size, liquidity and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

(3) The Russell 2000 Growth® Index is an unmanaged index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000 Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable U.S. equity market).

Shareholder Information

Distribution of Shares

Distributor
Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Funds. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Funds are offered on a continuous basis.

Share Price
Class I shares of each Fund are sold at the next determined net asset value (“NAV”) after receipt of the order by a Fund. The price of each Fund is determined after the close of regular trading (generally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for unrestricted business. A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share). Fair value determinations may be made as described below under procedures adopted by the Board of Trustees. Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests made in accordance with the requirements of this Prospectus. The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.

Class I Shares

When a market quote for a portfolio security is not readily available, or has been determined to be unreliable, the security’s value is based on “fair value” as determined by the Trust’s Valuation Committee. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any significant discrepancies are found, the Trust may adjust its fair valuation procedures.

How to Purchase Shares
The Funds offer Class I shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations. Class I shares may also be offered through certain financial institutions that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds. If you are purchasing shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order and wiring payment to the Transfer Agent. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Funds toll free at 1-866-735-7464, or follow the instructions below under “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

Only Class I shares are offered through this prospectus. Class I shares of the Funds are purchased or redeemed at their NAV per share next calculated after your purchase order and payment or redemption order is received by the Fund, less any applicable redemption fees. The Funds have authorized one or more financial institutions to receive on its behalf purchase and redemption orders. If you place an order for Fund shares through an authorized financial institution, the Fund will be deemed to have received a purchase or redemption order when the authorized financial institution receives the order. The financial institution must send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s instructions. If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial institution will be held liable for any resulting fees or losses. For more information about your financial institution’s rules and procedures and whether your financial institution has been authorized by the Funds to receive purchase and redemption orders on their behalf, you should contact your financial institution directly.

The minimum initial investment in Class I shares is $1 million This minimum can be changed or waived by the Advisor at any time. Shareholders will be given at least 30 days’ notice of any increase in the minimum dollar amount of initial or subsequent investments. Circumstances that may warrant waiving or reducing the initial minimum investment include, but are not limited to, the following:

•	Defined contribution plans with plan assets of at least $50 million;
•	Bank or Trust companies investing for their own account or acting in a fiduciary or similar capacity;
•	Certain wrap programs offered by financial institutions;
•	Registered investment advisors purchasing shares on behalf of a client investing a minimum of $250,000 per Fund through their various fee programs;
•	Institutional clients of the Advisor;
•	Trustees and officers of the Trust; and

Class I Shares

•
Employees of the Advisor and its affiliates and their immediate families (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons).

All account applications (“Account Application”) to purchase Fund shares are subject to acceptance by the Funds and are not binding until so accepted. The Funds reserve the right to reject any purchase order if, in their opinion, it is in a Fund’s best interest to do so. For example, a purchase order may be refused if it is so large it would disrupt the management of the Fund. Purchases may also be rejected from persons believed to be “market timers.” A service fee of $25 will be deducted from a shareholder’s account for any purchases that do not clear. You will also be responsible for any losses suffered by the Fund as a result. Your order will not be accepted until the completed Account Application is received by the Fund or its Transfer Agent.

Purchase by Mail. To purchase a Fund’s shares by mail, simply complete and sign the enclosed Account Application and mail it, along with a check made payable to “Stephens Funds,” to:

Regular Mail Stephens Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail Stephens Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. The Funds will not accept payment in cash or money orders. All checks must be in U.S. dollars drawn on a domestic bank. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Shares of the Funds have not been registered for sale outside of the U.S. The Funds generally do not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Purchase by Wire. If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account has been established, you may instruct your bank to send the wire. Prior to sending the wire, please call the Transfer Agent at 1-866-735-7464 to advise them of the wire, and to ensure proper credit upon receipt. Your bank must include both the name of the Fund and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

Wire to: ABA Number: Credit: Account: Further Credit:	U.S. Bank, N.A. 075000022 U.S. Bancorp Fund Services, LLC 112-952-137 Stephens Funds (Shareholder Name/Account Registration) (Shareholder Account Number)

Wired funds must be received prior to 4:00 pm Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Subsequent Investments. You may add to your account at any time by purchasing shares by mail, by telephone or by wire. You must call to notify the Funds at 1-866-735-7464 before wiring. A remittance form, which is attached to your individual account statement, or a letter of instruction containing your account name and number, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

Class I Shares

Investing by Telephone. If you have completed the “Telephone Purchase Authorization” section of the Account Application, you may purchase additional shares by telephoning the Funds toll free at 1-866-735-7464. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased in your account at the NAV or appropriate public offering price determined on the day your order is placed.

Anti-Money Laundering Program. The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	Full name;
•	Date of birth (individuals only);
•	Social Security or tax identification number;
•	Permanent street address (addresses containing only a P.O. Box are not acceptable); and
•	Additional documentation for accounts opened by entities, such as corporations, companies or trusts.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act, the Transfer Agent will verify the information on your application as part of the Program. The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Funds cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your application, please contact the Transfer Agent at 1-866-735-7464.

How to Redeem Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Funds or with your authorized financial institution. Redemptions made through a financial institution may be subject to procedures established by that institution. Your financial institution is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds. For more information about your financial institution’s rules and procedures and whether your financial institution has been authorized by the Funds to receive purchase and redemption orders on its behalf, you should contact your financial institution directly. You may redeem part or all of a Fund’s shares on any business day that the Fund calculates its NAV. To redeem shares held directly with a Fund, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds. You may redeem your Fund shares at a price equal to the NAV next determined after the Transfer Agent or authorized financial institution receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent on the next business day. Redemption proceeds, less any applicable redemption or other fees, may be sent by check to the address of record, wired to your pre-determined bank account, or sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account. In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request.

Class I Shares

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date. Furthermore, there are certain times when you may be unable to sell a Fund’s shares or receive proceeds. Specifically, a Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of shareholders.

Redemption proceeds will be sent to the address of record. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

The Transfer Agent may require a signature guarantee for certain redemption requests such as redemption requests made payable to a name that is different than on the account statement or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. A signature guarantee of each owner is required in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are sent to a different address than that registered on the account;
•	If the proceeds are to be made payable to someone other than the account’s owner(s);
•	Any redemption transmitted by federal wire transfer to a bank other than the bank of record;
•	If a change of address request has been received by the Transfer Agent within the last 15 days;
•	For all written redemptions in excess of $100,000 from any shareholder account;
•	When adding the telephone redemption option to an existing account; and
•	When changing any pre-determined bank information.

Redemption by Mail. You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail Stephens Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail Stephens Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Class I Shares

A written request in “good order” to redeem shares must include:

•	The shareholder’s name;

•	The name of the Fund;

•	The account number;

•	The share or dollar amount to be redeemed; and

•	Signature by all shareholders on the account (with signature(s) guaranteed if applicable).

Telephone Redemption. If you are authorized to perform telephone transactions (either through your Account Application or by subsequent arrangement in writing with the Funds), you may redeem shares in any amount up to $100,000 by instructing the Funds by phone at 1-866-735-7464. Redemption requests for amounts exceeding $100,000 must be made in writing and include a signature guarantee. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting:

•	That you correctly state your Fund account number;

•	The name in which your account is registered; or

•	The social security or tax identification number under which the account is registered.

Wire Redemption. Wire transfers may be arranged to redeem shares. However, the Transfer Agent charges a $15 fee per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share specific trades. The minimum wire redemption amount is $2,500.

The Funds’ Right to Redeem an Account. The Funds reserve the right to redeem the shares of any shareholder whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund or for market reasons. The Funds will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

Redemption-in-Kind. The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), a Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s total net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s total net assets in securities instead of cash. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Exchanging Shares
You may exchange all or a portion of your investment from one Fund to any other Stephens Fund. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. Additionally, an exchange will be considered a sale of shares for the purpose of assessing redemption fees. Call the Funds (toll-free) at 1-866-735-7464 to learn more about exchanges.

Class I Shares

Short-Term Trading and Redemption Fees
The Funds are intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders. For these reasons, the Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 60 days. The Funds will use the first-in, first-out (“FIFO”) method to determine the 60-day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. The trade date is considered the first day of the holding period. If this holding period is less than 60 days for any such shares, the redemption fee will be assessed on those shares. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in a Fund for a 60-day period from the date of purchase. The fee is deducted from your proceeds and is retained by the Fund for the benefit of the long-term shareholders.

The following will not be subject to redemption fees:

•	Shares purchased through reinvested distributions (dividends and capital gains);

•
Shares purchased through certain omnibus accounts and employer-sponsored retirement plans (excluding IRAs and other 1-person plans) that are currently unable to impose a redemption fee and have alternative safeguards to prevent abusive trading;

•
Shares redeemed by retirement plan participants resulting from the termination of a participant’s employment, a Qualified Domestic Relations Order, or the termination or restructuring of the retirement plan;

•	Shares redeemed upon death of a shareholder or retirement plan participant;

•	Shares redeemed by the Funds;

•	Shares sold in connection with certain asset allocation or wrap programs where the program sponsor has represented that the program is not designed to be a vehicle for market timing; and

•	Shares redeemed in connection with required minimum distributions from a retirement account or to return an excess contribution.

While the Funds make reasonable efforts to collect redemption fees, the Funds may not always be able to track short-term trading effected through certain financial intermediaries, including without limitation, retirement plan record-keepers. In addition, because it may not be practical for certain financial intermediaries to implement the Funds’ redemption fee policy in the specific manner described herein, the Funds may accept other reasonable policies and procedures to detect and deter market-timers even though those policies and procedures may not be as restrictive as the Funds’. For more information on how redemption fees are applied to your account, please contact your financial institution directly.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the Securities and Exchange Commission.

Tools to Combat Frequent Transactions
The Funds are intended for long-term investors and do not accommodate frequent transactions. The Funds’ Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of a Fund’s shareholders. The Funds take steps to reduce the frequency and effect of these activities in the Funds. These steps may include, among other things, the imposition of redemption fees, monitoring trading activity, and using fair value pricing, as determined by the Funds’ Board of Trustees, when the Advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests. Except as noted in the Prospectus, the Funds seek to apply all restrictions uniformly in all applicable cases.

Class I Shares

The Funds use a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by a Fund in its sole discretion. To minimize harm to a Fund and its shareholders, the Funds reserve the right to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Advisor to be harmful to a Fund) and without prior notice. The Funds may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is severely limited because the Funds do not have access to the underlying shareholder account information. However, the Funds will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Other Fund Policies
If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “How to Purchase Shares.”

Your broker-dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. While such limitations do not affect the Funds’ policies with respect to redemptions as otherwise disclosed in this Prospectus, you may wish to contact your broker-dealer or other financial organization to determine whether any such limitations may otherwise separately affect your ability to redeem your investment. Shares of the Funds have not been registered for sale outside of the United States.

Service Fees - Other Payments to Third Parties
The Advisor may pay amounts from its own assets to selling or servicing agents of the Funds, including without limitation, Stephens Inc., for distribution-related activities or other services they provide. These amounts may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting a Fund on “preferred” or “select” lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

Class I Shares

In addition, the Advisor may pay amounts from its own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Transfer Agent. The Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and Taxes

Dividends and Distributions
The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. A Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or
(2) receive all distributions in cash.

If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Tax Consequences
The Funds intend to make distributions of dividends and capital gains. Dividends are taxable to shareholders as ordinary income or qualified dividend income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

By law, the Funds must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs a Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Internal Revenue Code. The advice was prepared for the Funds. Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

Class I Shares

Financial Highlights
Because the Funds have recently commenced operations, there are no financial highlights available at this time.

Class I Shares

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial institution, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial institution would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Advisor
Stephens Investment Management Group, LLC
111 Center Street
Little Rock, AR 72201

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

Custodian
U.S. Bank, National Association
425 Walnut Street
Cincinnati, OH 45202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Stephens Small Cap Growth Fund
Stephens Mid Cap Growth Fund

Class I Shares

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information (SAI)
The SAI of the Funds provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio listings. Once available, the annual report will contain a discussion of the market conditions and investment strategies that affected a Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of the SAI and Annual and Semi-Annual Reports, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-866-735-7464, by accessing the Funds’ website at www.stephensfunds.com, or by writing to:

Stephens Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You can review and copy information, including the Funds’ reports and SAI, at the Public Reference Room of the SEC in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Shareholder reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-05037)

Class I Shares

STATEMENT OF ADDITIONAL INFORMATION
_____________, 2006

Stephens Small Cap Growth Fund
Stephens Mid Cap Growth Fund

Class I Shares

series of
PROFESSIONALLY MANAGED PORTFOLIOS
111 Center Street
Little Rock, Arkansas 72201
1-866-735-7464

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated _______, 2006, as may be revised, of the Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund (each, a “Fund,” and collectively, the “Funds” or “Stephens Funds”), advised by Stephens Investment Management Group, LLC (the “Advisor”), a series of Professionally Managed Portfolios (the “Trust”). A copy of the Funds’ Prospectus is available by calling the number listed above.

TABLE OF CONTENTS

THE TRUST	2
INVESTMENT OBJECTIVES AND POLICIES	2
INVESTMENT RESTRICTIONS	16
DISTRIBUTIONS AND TAX INFORMATION	17
TRUSTEES AND EXECUTIVE OFFICERS	21
THE FUNDS’ INVESTMENT ADVISOR	25
SERVICE PROVIDERS	28
THE FUNDS’ PRINCIPAL UNDERWRITER AND DISTRIBUTOR	29
EXECUTION OF PORTFOLIO TRANSACTIONS	29
PORTFOLIO TURNOVER	31
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	31
DETERMINATION OF SHARE PRICE	34
PERFORMANCE INFORMATION	35
PROXY VOTING POLICIES AND PROCEDURES	36
ANTI-MONEY LAUNDERING PROGRAM	36
PORTFOLIO HOLDINGS INFORMATION	37
GENERAL INFORMATION	39
FINANCIAL STATEMENTS	40
APPENDIX A	41
APPENDIX B	43

Class I Shares

THE TRUST

The Trust is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Funds.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

INVESTMENT OBJECTIVES AND POLICIES

Each Fund is a mutual fund with the investment objective to achieve long-term growth of capital. Each Fund is diversified. This means that as to 75% of a Fund’s total assets (1) no more than 5% may be in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.

The following information supplements the discussion of the Funds’ investment objectives and policies as set forth in the Prospectus. There can be no guarantee that the investment objective of a Fund will be attained.

Other Investment Companies.
Each Fund may invest its assets in shares of other investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds. A Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses. Each Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act.

Equity Securities.
Each Fund may invest in equity securities consistent with the Fund’s investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Please see “Preferred Stock” below. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see “Convertible Securities” below.

Class I Shares

The Stephens Small Cap Growth Fund may invest in small-sized companies as a principal strategy, and in medium- and large-sized companies as a non-principal strategy. The Stephens Mid Cap Growth Fund may invest in medium-sized companies as a principal investment strategy, and in small- and large-sized companies as a non-principal strategy. To the extent a Fund invests in the equity securities of small- and medium-sized companies, it will be exposed to the risks of small- and medium-sized companies. Small- and medium-sized companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, and may not have significant institutional ownership, and may be followed by relatively few security analysts, there may be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Preferred Stock.
A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities.
Each Fund may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Fixed Income Securities.
Fixed-income securities include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests. Fixed income securities that will be eligible for purchase by the Funds include investment grade corporate debt securities, those rated BBB or better by Standard & Poor’s Ratings Group (“S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”) or their equivalent. Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics

Class I Shares

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. If a security’s rating is reduced while it is held by a Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

Warrants.
Each Fund may invest a portion of its assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Foreign Investments and Currencies.
The Funds may invest in securities of foreign issuers that are not publicly traded in the United States. The Funds may also invest in American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”) and foreign securities traded on a national securities market, and purchase and sell foreign currency on a spot basis.

Depositary Receipts. The Funds may invest its assets in securities of foreign issuers in the form of depositary receipts, such as sponsored and un-sponsored ADRs and EDRs, which are securities representing securities of foreign issuers. A sponsored ADR or EDR is issued in cooperation with the foreign company whose equity shares will underly the ADR or EDR shares, and usually affords purchasers the same rights normally given to stockholders, such as voting rights. A purchaser of un-sponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing similar arrangements. For purposes of the Funds’ investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Funds may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency. Such changes will also affect a Fund’s income. The value of a Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. The Advisor expects that many foreign securities in which the Funds invest will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes. The interest and dividends payable on certain of a Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs. The custody costs associated with investing in foreign securities are typically higher than those associated with investing in domestic securities.

Class I Shares

Emerging Markets. Some of the securities in which the Funds may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Funds’ investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

In considering whether to invest in the securities of a foreign company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Funds will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Advisor’s assessment of prevailing market, economic and other conditions.

Real Estate Investment Trusts.
Each Fund may invest up to 5% of its net assets in shares of Real Estate Investment Trusts (“REITs”). REITs are companies that develop, own or finance real estate. Most specialize in commercial property like apartments, offices, malls, clinics and warehouses. Some specialize in a city or region. Some finance real estate transactions by making loans or buying mortgages.

Risks Relating to REITs. REITs and real estate operating companies may be affected by changes in the value of their underlying properties or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In certain cases, the organizational documents of a REIT may grant the REIT’s sponsors the right to exercise control over the operations of the REIT even though the sponsor owns only a minority share; or a conflict of interest (for example, the desire to postpone certain taxable events) could influence a sponsor to not act in the best interests of the REIT’s shareholders. The organizational documents of many REITs also contain various anti-takeover provisions that could have the effect of delaying or preventing a transaction or change in control of the REIT that might involve a premium price for the REIT’s shares or otherwise may not be in the best interests of the REIT’s shareholders. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT or a real estate operating company may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Borrowing.
Each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 10% of the value of its total assets at the time of such borrowings. Even though the Funds are authorized to borrow money under these conditions, it is not anticipated that the authority will be utilized. The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Class I Shares

Securities Lending.
Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of a Fund’s total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Funds could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Funds may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Options, Futures and Other Strategies.

General. Each Fund may use certain options (both traded on an exchange and over-the-counter (“OTC”)), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Funds, the Funds are not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. In addition to the instruments, strategies and risks described below and in the Prospectus, the Funds’ Advisor may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Advisor develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Advisor may utilize these opportunities to the extent that they are consistent with the Funds’ investment objectives and permitted by the Funds’ investment limitations and applicable regulatory authorities. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Class I Shares

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)     Successful use of most Financial Instruments depends upon the Advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Advisor may still not result in a successful transaction. The Advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)     Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)     As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

Class I Shares

(4)     Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (the “Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the American Stock and Options Exchange (“AMEX”) and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Class I Shares

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counter-party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the Advisor are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Funds may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Class I Shares

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Funds only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

Class I Shares

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Class I Shares

Combined Positions. Each Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Short-Term Investments.
The Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes.
The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Class I Shares

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

Government Obligations.
The Funds may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issuers of such entities as the Government National Mortgage Association (“GNMA”). Of these obligations, only those of the GNMA and T-Bills, are supported by the full faith and credit of the U.S. Treasury.

Agency Obligations.
The Funds may make short-term investments in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by only the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated by law to do so.

Repurchase Agreements.
Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, a Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause a Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended (the “1940 Act).

Class I Shares

Illiquid Securities.
Each Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in each Fund’s portfolio, under the supervision of the Trust’s Board of Trustees (hereinafter referred to as the “Board” or “Trustees”), to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Board may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Restricted Securities.
The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act. These securities are sometimes referred to as private placements. Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market. The Funds may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”). The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees. The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that a Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Class I Shares

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Funds and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund’s outstanding voting securities as defined in the 1940 Act. The Funds may not:

1.     Make loans to others, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.

2.     a) Borrow money or issue senior securities except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.

 b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets

3.     Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4.     Purchase or sell commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this Statement of Additional Information).

5.     Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

6.     Purchase the securities of any issuer, if as a result more than 5% of the total assets of a Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, or if as a result the Fund would own more than 10% of the outstanding voting securities of such issuer, provided that up to 25% of the value of the Fund’s assets may be invested without regard to this limitation.

Class I Shares

7.     Purchase or sell real estate; however, a Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

The Funds observe the following policies, which are deemed non-fundamental and which may be changed without shareholder vote. The Funds may not:

1.     Subject to fundamental investment restriction 6 above, purchase any security if as a result a Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

2.     Invest in any issuer for purposes of exercising control or management.

3.     With respect to fundamental investment restriction 2 above, each Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

4.     Invest more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing and investments in illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

It is each Fund’s policy that it will not make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first changing the Fund’s name and providing the Fund’s shareholders with at least 60 days’ prior notice.

DISTRIBUTIONS AND TAX INFORMATION

Distributions.
Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectus. Also, the Funds typically distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information.
Each series of the Trust, including the Funds, is treated as a separate entity for federal income tax purposes. The Funds intend to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), provided they comply with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Funds’ policy is to distribute to shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income tax. Each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of ordinary income for such year, (ii) at least 98% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. Each Fund intends to declare and pay distributions each calendar year so that the Fund will not be subject to excise tax, but can give no assurances that its distributions will be sufficient to eliminate all taxes. If, in any taxable year, a Fund fails to qualify as a regulated investment company under subchapter M of the Code, the Fund would be taxed in the same manner as an ordinary corporation and all distributions from the Fund to its shareholders would be taxed as ordinary income.

Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates to the extent a Fund designates the amount distributed as a qualifying dividend. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for its taxable year. In view of the Funds’ investment policies, it is expected that dividends from domestic corporations may be part of a Fund’s gross income and that, accordingly, part of the distributions by a Fund may be eligible for qualified dividend income treatment for individual shareholders and also for the dividends-received deduction for corporate shareholders. However, the portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if Fund shares held by an individual investor are held for less than 61 days, or if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Class I Shares

A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Any security or other position entered into or held by a Fund that substantially diminishes that Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Funds that may mitigate the effects of the straddle rules.

Class I Shares

Certain forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by a Fund at the end of its taxable year generally will be required to be “marked to market” for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and sixty percent of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Funds. Under these rules, foreign exchange gain or loss realized with respect to foreign currency forward contracts is treated as ordinary income or loss. Some part of the Funds’ gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

The Funds will not be subject to tax in the Commonwealth of Massachusetts as long as they qualify as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Funds. Shareholders are advised to consult with their own tax advisors concerning the application of federal, state and local taxes to an investment in the Funds.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Funds has expressed no opinion in respect thereof.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Internal Revenue Code. The advice was prepared for the Funds. Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

Class I Shares

TRUSTEES AND EXECUTIVE OFFICERS

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series subject to the Trustees’ supervision. The Trustees approve all significant agreements between the Trust, the Funds, and persons or companies furnishing services to the Funds and the Trust, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent.

The Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc. (investment advisory and financial publishing firm).	2	None.
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term since May 1991.	Financial Consultant; formerly Senior Vice President, Rockefeller Trust Co.; Financial Counselor, Rockefeller & Co.	2	None.
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services). Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).	2	None.
Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term since May 1991.	Consultant since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	2	Trustee, Managers Funds; Trustee, Managers AMG Funds; Director, Guardian Mutual Funds.

Class I Shares

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held
Rowley W.P. Redington (born 1944) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term since May 1991.	President; Intertech Computer Services Corp. (computer services and consulting).	2	None.
Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term since August 2002. Indefinite Term since September 2004 Indefinite Term Since December 2005	Vice President, U.S. Bancorp Fund Services, LLC since July 2001; formerly, Senior Vice President, ICA (May 1997-July 2001).	Not Applicable.	Not Applicable..
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term since August 2002.	Vice President, U.S. Bancorp Fund Services, LLC since 1997; Chief Financial Officer, Quasar Distributors, LLC since 2000.	Not Applicable.	Not Applicable.
Angela L. Pingel (born 1971) 615 East Michigan St. Milwaukee, WI 53202	Secretary	Indefinite Term since December 2005.
Counsel, U.S. Bancorp Fund Services LLC since 2004; formerly, Associate, Krukowski & Costello, S.C., (2002-2004); formerly, Vice President - Investment Operations, Heartland Advisors, Inc. (1994-2002).
				Not Applicable.	Not Applicable

All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act.**The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes.

Class I Shares

Compensation.
Set forth below is the rate of compensation received by the Trustees. Each Trustee receives an annual retainer of $10,000 and a fee of $5,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,500 for any in-person special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $8,000. The Trustees are also reimbursed for expenses in connection with each Board meeting attended. These amounts are allocated among each of the various portfolios comprising the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Because the Funds have recently commenced operations, the following compensation figures represent estimates for the current fiscal period ending November 30, 2006:

Name of Person/Position	Aggregate Compensation From the Funds [1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex[2] Paid to Trustees
Dorothy A. Berry, Trustee	$1,445	None	None	$1,445
Wallace L. Cook, Trustee	$1,156	None	None	$1,156
Carl A. Froebel, Trustee	$1,156	None	None	$1,156
Rowley W.P. Redington, Trustee	$1,156	None	None	$1,156
Steven J. Paggioli[3]	$1,156	None	None	$1,156
1 Trustees fees and expenses are allocated among the Fund and the other portfolios comprising the Trust.
2 There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the Funds.
3 Prior to December 1, 2005, Mr. Paggioli was an Interested Trustee of the Trust.

Trust Committees.
The Trust has three standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee, and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating Committee did not have a reason to meet during the prior fiscal year. The Nominating Committee will consider nominees nominated by shareholders. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Funds’ financial statements and to ensure the integrity of the Funds’ pricing and financial reporting. As the Funds are new, the Audit Committee has not met with respect to the Funds.

Class I Shares

The Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more of the Trustees who are not “interested persons” as defined under the 1940 Act (the “Independent Trustees”) and the Trust’s Treasurer. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. As the Funds are new, the Valuation Committee has not met with respect to the Funds.

Trustee Ownership of Fund Shares, Control Persons and Principal Shareholders.
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. As of the date of this SAI the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of either Fund. Furthermore, neither the Trustees who are “not interested” persons of the Funds, as that term is defined in the 1940 Act, nor members of their immediate family, own securities beneficially or of record in the Advisor, the Funds’ principal underwriter, or any of their affiliates. Accordingly, neither the Trustees who are “not interested” persons of the Funds nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Funds’ principal underwriter or any of its affiliates. As of _________, 2006 the following shareholders were considered to be either a control person or principal shareholder of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund:

Principal Shareholders of the Stephens Small Cap Growth Fund
Name and Address	% Ownership	Type of Ownership
Robert M. Kippes and Kelly P. Kippes 20462 Lakeland Falls Drive Cypress, TX 77433-5729	_______%	__________
Gary T. Crum 11 E. Greenway Plz Ste 2600 Houston, TX 77046-1100	_______%	___________

Class I Shares

Principal Shareholders of the Stephens Mid Cap Growth Fund
Name and Address	% Ownership	Type of Ownership

THE FUNDS’ INVESTMENT ADVISOR

As stated in the Prospectus, investment advisory services are provided to each Fund by Stephens Investment Management Group, LLC, the Advisor, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  The Advisor is a wholly-owned subsidiary of Stephens Holding Company and an affiliate of Stephens Inc., a full-service brokerage, investment advisory and investment banking firm. A trust for the benefit of Warren A. Stephens holds 50%, and a trust for the benefit of Bess C. Stephens holds 50%, of the voting rights in Stephens Holding Company.

After the initial two years, each Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Funds’ outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. Each Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of a Funds’ shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). Each Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreements, the Advisor is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly, based on a rate equal to 0.75% of the Fund’s average daily net assets as specified in the Funds’ Prospectus. However, the Advisor may voluntarily agree to reduce a portion of the fees payable to it on a month-to-month basis.

When approving the Advisory Agreement on behalf of the Small Cap Growth Fund at a meeting of the Board of Trustees on September 20, 2005 and on behalf of the Mid Cap Growth Fund at a meeting of the Board of Trustees on December 1, 2005, the Board of Trustees, including the Independent Trustees, considered, among other things: (a) the nature and quality of the services provided by the Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund’s investments Specifically, the Trustees will note the fees and expenses for each Fund were within the ranges of fees and expenses borne by the funds within the applicable peer group, and that the Advisor had agreed to contractually limit Fund expenses to an amount well within the relevant peer group for total expenses.

Class I Shares

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Funds and/or to pay Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding extraordinary, interest and tax expenses) to the limit set forth in the Expense Tables (the “expense cap”). Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the applicable Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by that Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon the Board’s subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses.

Portfolio Managers.
Ryan Crane is the Senior Portfolio Manager for the Funds and Chief Investment Officer of the Advisor, and is primarily responsible for the day-to-day management of the Funds’ portfolios. Mr. Crane joined Stephens Inc., an affiliate of the Advisor, in September of 2004 as a Senior Portfolio Manager in charge of small and small/mid-cap growth accounts. Prior to joining Stephens Inc., Mr. Crane worked for AIM Management Group (“AIM”) since 1994. While at AIM Management Group, Mr. Crane was the lead manager of the AIM Small Cap Growth Fund and leader of AIM’s small- and mid-cap growth team. He also served as co-manager of the AIM Aggressive Growth Fund, AIM Constellation Fund and various other AIM funds.

John Thornton is the Co-Portfolio Manager of the Fund and is jointly responsible for the day-to-day management of the Funds’ portfolios. Mr. Thornton joined Stephens Inc. in September of 2004 as a Co-Portfolio Manager in charge of small and small/mid-cap growth accounts. Prior to joining Stephens Inc., Mr. Thornton worked for AIM since 2000. While at AIM, Mr. Thornton was the senior analyst of the AIM Small Cap Growth Fund and various AIM technology funds.

Class I Shares

The following provides information regarding accounts other than the Funds that are managed by Mr. Crane and Mr. Thornton (the “Portfolio Managers”) as of April 28, 2006:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	34	$87.2 million	0	0

Conflicts of interest may arise in connection with the allocation and timing of investment opportunities among the Portfolio Managers’ advised accounts. The Portfolio Managers’ accounts include separate accounts and the Funds. All of these accounts are presently managed in a small-cap growth, mid-cap growth or small/mid-cap growth investment style or “trading group”. Certain investments may be suitable for more than one trading group. The separate accounts include several accounts that are owned by affiliates of the Advisor. The Portfolio Managers seek to allocate investment opportunities to trading groups and clients within those groups as fairly and equitably as possible in the particular circumstances of each trade, without favoring particular accounts over the long term. Allocations may take into consideration factors such as the size of or number of positions in a client’s portfolio, concentration and size of holdings, investment objectives and guidelines, purchase cost and cash availability, investment imbalances, prior participation in similar opportunities, limitations on the availability of an investment, special needs and other considerations.

The determination whether a particular trading group will participate in a particular purchase or sale is made by the Portfolio Managers and is based on the factors noted above. Once it has been determined which trading group or groups will participate in a transaction, the purchase or sale opportunity is allocated among the accounts in the participating trading group or groups. The allocation method that is most commonly used is a pro rata allocation based on order size. Deviations from pro rata allocations occur from time to time for various reasons, including without limitation, specific account restrictions or guidelines, size of accounts’ investment limitations and cash availability.

The Portfolio Managers cannot assure the equal participation of every client in every investment opportunity or every transaction. The Portfolio Managers may determine that a limited supply or demand for a particular opportunity or investment or other factors noted above may preclude the participation of some clients in a particular purchase or sale.

Class I Shares

The Portfolio Managers may have advisory clients who direct that the trading for such accounts be “directed” to certain brokers (e.g., wrap programs). In cases where accounts subject to a directed brokerage arrangement and other advised accounts are transacting in the same security, the Portfolio Manager will typically effect the directed brokerage account transactions after the transactions for its other accounts have been executed.

Both of the Portfolio Managers receive compensation as the Funds’ portfolio managers in the form of a fixed salary and bonus. The Portfolio Managers are eligible to participate in the Stephens Inc. 401(k) plan under the same guidelines and criteria established for all employees of Stephens Inc. and its affiliates. From time to time, portfolio managers of the Advisor may be eligible to invest in certain investment partnerships that are organized and maintained for the benefit of the employees of the Advisor and its affiliates. An affiliated company of the Advisor typically provides a non-recourse loan to such partnerships to increase the amount available for investment by all participating employees.

As of the date of the SAI, each of the Portfolio Managers beneficially owned shares of both the Stephens Small Cap Growth and Mid Cap Growth Funds in a value ranging from $100,000 to $500,000.

SERVICE PROVIDERS

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”), provides administrative services to the Funds pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectus, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds, prepare all required filings necessary to maintain the Funds’ ability to sell shares in all states where they currently do, or intend to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Funds’ servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Funds’ daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. Pursuant to the Administration Agreement, the Administrator will receive from each Fund 0.12% of average net assets on the first $50 million of Fund assets, 0.10% of average net assets on the next $150 million, and 0.05% on the balance, all subject to an annual minimum fee of $30,000.  The Administrator also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

Custodian.
U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Funds. Under the Custodian Agreement, U.S. Bank, National Association holds the Funds’ portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Class I Shares

Independent Registered Public Accounting Firm and Legal Counsel.
Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services. Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 is counsel to the Funds and provides counsel on legal matters relating to the Funds.

THE FUNDS’ PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Distributor”), serves as principal underwriter and distributor for the Funds. Pursuant to a distribution agreement between each Fund and the Distributor, the Distributor provides certain administration services and promotes and arranges for the sale of the Funds’ shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement continues in effect for periods not exceeding one year if approved at least annually by (i) the Board or the vote of a majority of the outstanding shares of the applicable Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated without penalty by the parties thereto upon sixty days’ written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the National Association of Securities Dealers, Inc and the SEC. Such broker-dealers may include Stephens Inc., an affiliate of the Advisor. Portfolio transactions may also be placed with broker-dealers in which the Advisor has invested on behalf of the Fund and/or client accounts.

Class I Shares

In selecting a broker-dealer to execute portfolio transactions for the Funds, weight is given to the ability of a broker-dealer to furnish brokerage and research services (as defined by Section 28(e) under the Securities and Exchange Act) to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Funds.

Any particular security suitable for a Fund may also be suitable for other client accounts of the Advisor, including the accounts of its affiliates. In such event, the position of a Fund and such client account(s) in the same issuer may vary and the length of time that each may hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. (See “Execution of Portfolio Transactions”.)

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of the Funds’ shares.

How to Buy Shares.
You may purchase shares of the Funds from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Funds’ daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

Shares are purchased at the net asset value (“NAV”) next determined after the Transfer Agent receives your order in proper form as discussed in the Funds’ Prospectus. In order to receive that day’s NAV when purchasing shares directly from the Funds the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”). If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day’s NAV.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

If you are considering redeeming, exchanging or transferring shares to another person shortly after purchase, you should pay for those shares with a wire to avoid any delay in redemption, exchange or transfer. Otherwise the Funds may delay payment until the purchase price of those shares has been collected or, if you redeem or exchange by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Funds will not issue certificates for your shares.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments and redemption fees for certain fiduciary and retirement plan accounts, for employees of the Advisor or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

Buying Shares by Payment in Kind.
In certain situations, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable; their acquisition consistent with the applicable Fund’s investment objective and otherwise acceptable to the Advisor. For further information, call the Funds at 1-866-735-7464.

How to Sell Shares.
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. The Funds will forward redemption proceeds or redeem shares for which they have collected payment of the purchase price, less any applicable redemption fees.

Payments to shareholders for Fund shares redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Funds’ Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Funds’ Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, a Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Fund.

Selling Shares Directly to the Fund.
Send a signed letter of instruction to the Transfer Agent. The price you will receive is the next net asset value calculated after the Funds receive your request in proper form, less any applicable redemption fees. In order to receive that day’s net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling Shares Through your Investment Representative.
Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services. If you sell shares having a net asset value greater than $100,000 a signature guarantee is required.

Class I Shares

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent’s records, a signature guarantee is required. The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

Delivery of Proceeds.
The Funds generally send you payment for your shares the business day after your request is received in proper form, assuming the Funds have collected payment of the purchase price of your shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Telephone Redemptions.
Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Funds or their agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of the Funds and depositing and withdrawing monies from the bank account specified in the shareholder’s latest Account Application or as otherwise properly specified to the Funds in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-Kind.
Subject to compliance with applicable regulations, the Funds have reserved the right to pay the redemption price of their shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets).

Class I Shares

In the unlikely event a Fund were to elect to make an in-kind redemption, each Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or a Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Funds do not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the net asset value of shares of the Funds will be determined once daily as of the close of public trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds do not expect to determine the net asset value of shares on any day when the Exchange is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share.

In valuing the Funds’ assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day. Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the most recent trade price. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Class I Shares

Trading in foreign securities markets is normally completed well before the close of the NYSE. In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund’s net asset value is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Board deems that the particular event would affect net asset value, in which case an adjustment will be made by the Board to determine fair market value. Assets or liabilities expressed in foreign currencies are translated, in determining net asset value, into U.S. dollars based on the spot exchange rates, or at such other rates as the Advisor, pursuant to fair value procedures adopted by the Board, may determine to be appropriate.

PERFORMANCE INFORMATION

Performance information in the Funds’ Prospectus is calculated in accordance with the methods discussed below.

Average Annual Total Return.
Average annual total return quotations used in the Funds’ Prospectus are calculated according to the following formula:

P(1+T)n = ERV

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the Prospectus will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the Prospectus. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. ERV will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions).
The Funds’ quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P (1+T)n = ATVD

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions).
The Funds’ quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P (1+T)n = ATVDR

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Class I Shares

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegate the responsibility for voting proxies on behalf of the Funds to the Advisor in accordance with the Advisor’s Proxy Voting Policy and subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest. The Advisor has adopted a Proxy Voting Policy that underscores the Advisor’s concern that all proxies voting decisions be made in the best economic interests of the Funds. The Advisor’s policy is attached at Appendix B.

The Trust is required to file a Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX for the Funds will be available without charge, upon request, by calling toll-free 1-866-735-7464 and on the SEC’s website at www.sec.gov.

ANTI-MONEY LAUNDERING PROGRAM

The Trust, on behalf of the Funds, has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Class I Shares

Procedures to implement the Program include, but are not limited to, determining that the Funds’ distributor, underwriter, and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, maintains a portfolio holdings disclosure policy (“Policy”) that governs the timing and circumstances of disclosure of portfolio holdings of the Funds. The Policy was developed in consultation with the Advisor and has been adopted by the Advisor. Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with this Policy. The Board considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the Policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Advisor, Distributor or any other affiliated person of the Funds. After due consideration, the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the Policy,

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Policy, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s Chief Compliance Officer, (2) by considering reports and recommendations by the Trust’s Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under Investment Company Act), and (3) by considering to approve any amendment to these Policies. The Board reserves the right to amend the Policy at any time without prior notice in it sole discretion. The frequency with which complete portfolio holdings may be disclosed to a third party, and the length of lag, if any, between the date of the information and the date on which the information is disclosed to the third party, is determined based on the facts and circumstances of the particular disclosure situation.

Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, the Funds disclose their complete portfolio holdings and certain other portfolio characteristics on the Funds’ website at www.stephensfunds.com generally within 30 business days after the calendar month-end. The calendar month-end portfolio holdings for the Funds will remain posted on the website for 60 days or until the information has been made publicly available in required regulatory filings with the SEC. Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website, or sooner if a Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality, including a duty not to trade on the non-public information. In addition, the Funds may provide its complete portfolio holdings at the same time that it is filed with the SEC.

Class I Shares

Under the Policy, information about a Fund’s portfolio holdings should not be distributed to any person unless the disclosure is required to respond to a regulatory request, court order or other legal proceedings; the disclosure is to a mutual fund rating or statistical agency or person performing similar functions who has signed a confidentiality agreement with the Funds that includes a duty not to trade on non-public information; the disclosure is made to internal parties and/or the Funds’ service providers involved in the investment process, transfer agency, accounting, administration or custody of the Funds, including, but not limited to, the Advisor, U.S. Bancorp Fund Services, LLC (“USBFS”), Fund counsel, Fund auditors, broker-dealers, regulatory authorities and the Trust’s Board of Trustees; the disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g., portfolio information that is available on the Fund’s website); or the disclosure is made pursuant to prior written approval of the Chief Compliance Officer of the Trust, or the President or Treasurer of the Trust, after consideration of the best interests of the shareholders and potential conflicts of interest in making such disclosures.

In addition, the Advisor may disclose portfolio holdings information to service providers that perform operational services for the accounts managed by the Advisor, including the Funds, which include back office services, portfolio accounting and performance systems services, proxy voting services, analytical and trading systems, such as Mellon Bank, Charles River Systems, Inc., Institutional Shareholder Services, Inc. and FactSet. Disclosure of the Funds’ portfolio holdings will only be made to those service providers that are under a duty of confidentiality to the Funds and/or the Advisor. The Funds and/or the Advisor will make reasonable efforts to obtain written confidentiality and prohibitions on trading based on knowledge of the Funds’ portfolio holdings with the service providers and other parties that receive the Funds’ portfolio holdings information prior to the holdings being made public.

The Advisor and its affiliates provide investment management for accounts of clients other than the Funds, which may result in some accounts having a composition substantially similar to that of either Fund. Notwithstanding any such similarity, the Advisor and its affiliates may provide regular information to clients regarding the holdings in their accounts so long as no information is provided to clients other than the Funds that identifies the actual composition of a Fund, the amount of a Fund’s assets invested in a security, or specifies the extent of any such similarities.

In the event of a conflict related to the disclosure of portfolio holdings between the interests of a Fund and the interests of the Advisor or an affiliated person of the Advisor, the Chief Compliance Officer (“CCO”) of the Advisor and the CCO of the Trust, in consultation with each other, shall make a determination regarding such conflict and an appropriate course of action in the best interests of the applicable Fund, and shall report such determination to the Funds’s Board of Trustees at the end of the quarter in which such determination was made. Any suspected breach of the Policy must be reported immediately to the Trust’s CCO or to the Advisor’s CCO.

Class I Shares

In no event shall the Advisor, Fund administrator, Fund accountant, Fund custodian or Fund transfer agent, or their respective affiliates or employees, receive any compensation in connection with the disclosure of information about a Fund’s portfolio holdings. However, the receipt of compensation by a service provider solely for providing services to the Funds shall not be deemed as a violation of the Policy so long as such service provider does not provide portfolio holdings information in a manner inconsistent with the Policy.

There can be no assurance that the Policy and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shares issued by the Fund have no preemptive, conversion, or subscription rights. All shares issued are fully paid and non-assessable by the Trust. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. The Funds, as separate series of the Trust, vote separately on matters affecting only the Funds (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust’s Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund’s assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the applicable Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

Class I Shares

The Trust, the Advisor and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of these entities to invest in securities that may be purchased or held by the Funds.

FINANCIAL STATEMENTS

As the Funds have recently commenced operations, there are no financial statements available at this time. Shareholders of the Funds will be informed of the Funds’ progress through periodic reports when those reports become available. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

Class I Shares

APPENDIX A
CORPORATE BOND RATINGS*

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Class I Shares

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Class I Shares

APPENDIX B
ADVISOR PROXY VOTING POLICY

STEPHENS INVESTMENT MANAGEMENT GROUP, LLC
PROXY VOTING POLICIES AND PROCEDURES

Stephens Investment Management Group, LLC (“Stephens”) has adopted the policies and procedures set out below regarding the voting of proxies on securities held in investment advisory client accounts (the “Policy”). The Policy is designed by Stephens to comply with its legal, fiduciary and contractual obligations where Stephens has the authority to vote such proxies. It is the policy of Stephens to vote all proxies on securities held in investment advisory client accounts over which Stephens has voting authority (the “Proxies”) in the best economic interest of its clients.

RESPONSIBILITY

Stephens has established a Proxy Committee consisting of members of senior management of Stephens Inc. and Stephens Investment Management Group, LLC, who collectively have a broad range of experience in the financial services industry. The Proxy Committee has responsibility for determining Stephens’ voting procedures, exceptions to the procedures and how Stephens will vote Proxies in accordance with these procedures. The responsibility for monitoring the Policy and the practices, disclosures and recordkeeping relating to Stephens’ Proxy voting will be coordinated through Stephens’ compliance department.

PROCEDURES

Stephens has established various procedures related to Proxy voting to implement the Policy set forth herein. The Policy and procedures may be amended or updated as appropriate.

Determining Proxy Responsibility. At the opening of each investment advisory client relationship, proxy voting responsibility, including any applicable regulatory requirements, will be determined, and any client proxy policies and/or guidelines regarding proxy voting will be ascertained. Stephens’ investment management agreements typically specify that Stephens will assume proxy voting authority, unless a client retains such authority.

Voting and Voting Guidelines. Stephens has retained the services of Institutional Shareholder Services (“ISS”), an independent proxy-voting service provider, to provide research, recommendations and other proxy voting services for client Proxies. Absent a determination by Stephens to override ISS’s guidelines and/or recommendations (see below), Stephens will vote all client Proxies in accordance with ISS guidelines and recommendations. Stephens has also retained ISS for its turn-key voting agent service to administer its Proxy voting operation. As such, ISS is responsible for submitting all Proxies in a timely manner and for maintaining appropriate records of Proxy votes. Stephens may hire other services providers or replace or supplement ISS with respect to any of the services it currently receives from ISS.

Class I Shares

ISS maintains Proxy Voting Guidelines (the “Guidelines”) that address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive compensation, reorganizations, mergers and various shareholder proposals. A summary of the Guidelines as of the date stated thereon is attached as Appendix A. These Guidelines may be amended from time to time.

Overrides. While it is Stephens’ policy generally to follow the Guidelines and recommendations from ISS, Stephens retains the authority to adopt guidelines from time to time that differ from the Guidelines. In addition, Stephens retains the authority on any particular Proxy vote to vote differently from the Guidelines or a related ISS recommendation. Such authority may be exercised only by the Proxy Committee. With respect to changing any voting guidelines from the ISS Guidelines, the Proxy Committee will consider the reasons for changing the guidelines and will create and maintain a written record reflecting its reasons for adopting the changed guidelines. With respect to any ISS Proxy recommendation that is proposed to be overridden by the Proxy Committee, the Proxy Committee shall (i) consider the reasons for voting in a manner different from the ISS recommendation; (ii) consider whether there is a material conflict of interest between Stephens and its advisory clients that would make it inappropriate for the Proxy Committee to vote in a manner different from the ISS recommendations; (iii) exercise its judgment to vote the Proxy in the best economic interests of Stephens’ investment advisory clients; and (iv) create and maintain a written record reflecting the basis for its judgment as to such Proxy vote. In the event that any member of the Proxy Committee has any material pecuniary interest (direct or indirect) in a Proxy matter that is separate and distinct from that of a shareholder of the Proxy issuer, then the member shall recuse himself from the Proxy Committee’s deliberations regarding that matter.

The Proxy Committee may, with respect to any particular proxy matter under consideration, solicit and/or receive input from any employee of Stephens Inc. or its affiliates (e.g., an employee with the Stephens Inc. Research Department), so long as neither the individual nor his department have a material interest in the outcome of the proxy matter under consideration that would potentially conflict with the economic interests of Stephens’ advisory clients. For example, the Proxy Committee should not solicit input from a Stephens Inc. investment banker with respect to a proxy matter if Stephens Inc. investment bankers are advising the issuer on the transaction underlying the proxy.

Conflicts of Interest. Stephens is part of a large financial services organization that has investment banking and other business relationships with, and/or ownership interests in, many issuers of securities. Such relationships may, from time to time, create or give rise to the appearance of a conflict of interest between Stephens (or its affiliates) and its clients. For example, an affiliate of Stephens may have an investment banking relationship with an issuer of voting securities that could create the potential for a conflict with Stephens’ duty, in the Proxy voting process, to act in the best economic interest of its investment advisory clients. Stephens has implemented procedures designed to prevent conflicts of interest from influencing its Proxy voting decisions. These procedures include information barriers and, most significantly, the use of an independent third party (currently ISS) to assist in the Proxy voting process.

Class I Shares

Recordkeeping. Stephens shall maintain relevant records, in paper or electronic format, through EDGAR or ISS, including Proxy statements, related research materials, Proxy ballots and votes, on an issue and client basis. Stephens shall also maintain a copy of any written client request for Proxy voting information regarding investment advisory client securities and any written responses thereto.

Periodic Review. The Proxy Committee shall periodically review the Policy and the Proxy voting services provided by any third party for purposes of evaluating the effectiveness and overall quality of the Policy and the Proxy services.

PART C
(STEPHENS MID CAP GROWTH FUND)
(STEPHENS SMALL CAP GROWTH FUND)

OTHER INFORMATION

Item 23. Exhibits

(a)	Amended and Restated Agreement and Declaration of Trust was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on July 27, 2005 and is incorporated herein by reference.

(b)	Amended and Restated Bylaws was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on February 18, 2003 and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreements

(i)
Investment Advisory Agreement for Stephens Small Cap Growth Fund was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) November 23, 2005 and in incorporated herein by reference.

(ii)
Investment Advisory Agreement for the Stephens Mid Cap Growth Fund was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) January 30, 2006 and in incorporated herein by reference.

(e)	Distribution Agreement was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on May 3, 2004 and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts is not applicable.

(g)	Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on March 27, 2003 and is incorporated herein by reference.

(h)	Other Material Contracts

(i)	Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(ii)	Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(iii)	Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(iv)	Power of Attorney was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on October 24, 2002 and is incorporated herein by reference.

(v)	Operating Expenses Limitation Agreement is to be filed.

(i)	Opinion of Counsel

(i)	Opinion of Counsel for Stephens Small Cap Growth Fund was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) November 23, 2005 and in incorporated herein by reference.

(ii)	Opinion of Counsel for the Stephens Mid Cap Growth Fund was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) January 30, 2006 and in incorporated herein by reference.

(j)	Consent of Independent Auditors is not applicable.

(k)	Omitted Financial Statements is not applicable.

(l)	Agreement Relating to Initial Capital is not applicable.

(m)	Form Rule 12b-1 Plan

(i)	Form Rule 12b-1 Plan for Stephens Small Cap Growth Fund was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) November 23, 2005 and in incorporated herein by reference.

(ii)
Form Rule 12b-1 Plan for the Stephens Mid Cap Growth Fund was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) January 30, 2006 and in incorporated herein by reference.

(n)	Rule 18f-3 Plan is to be filed.

(o)	Reserved.

(p)	(i)	Code of Ethics for Registrant - was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 24, 2005 and is incorporated herein by reference.

(ii)	Code of Ethics for Advisor - was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on November 23, 2005 and is incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26. Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated May 2, 2006. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27. Principal Underwriter.

(a)     Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Investment Funds
Allied Asset Advisors Funds	The Kensington Funds
Alpine Equity Trust	Kiewit Investment Fund L.P.
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	MDT Funds
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
Buffalo Balanced Fund, Inc.	The MP 63 Fund, Inc.
Buffalo High Yield Fund, Inc.	MUTUALS.com
Buffalo Large Cap Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Nicholas Fund, Inc.
Country Mutual Funds Trust	Nicholas High Income Fund, Inc.
Cullen Funds Trust	Nicholas II, Inc.
Everest Funds	Nicholas Limited Edition, Inc.
FFTW Funds, Inc.	Nicholas Money Market Fund, Inc.
First American Funds, Inc.	Permanent Portfolio Funds
First American Investment Funds, Inc.	Perritt Funds, Inc.
First American Strategy Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
Fort Pitt Capital Funds	PRIMECAP Odyssey Funds
The Glenmede Fund, Inc.	Professionally Managed Portfolios
The Glenmede Portfolios	Prudent Bear Funds, Inc.
Greenspring Fund	The Purisima Funds
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding, Loevner Funds, Inc.	Rockland Trust
The Hennessy Funds, Inc.	Summit Mutual Funds, Inc.
Hennessy Mutual Funds, Inc.	Thompson Plumb Funds, Inc.
Hotchkis and Wiley Funds	TIFF Investment Program, Inc.
Intrepid Capital Management Funds Trust	Trust For Professional Managers
Jacob Internet Fund Inc.	Wexford Trust

(b)     To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)     Not applicable.

Item 28. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 425 Walnut Street Cincinnati, OH 45202
Registrant’s Investment Advisor	Stephens Investment Management Group, LLC 111 Center Street Little Rock, AR 72201

Item 29. Management Services Not Discussed in Parts A and B.

     Not Applicable.

Item 30. Undertakings.

    Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 6th day of June, 2006.

Professionally Managed Portfolios

By: Robert M. Slotky*
                                                                                                                       Robert M. Slotky
                                                                                                                       President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on June 6, 2006.

Signature	Title
Steven J. Paggioli* Steven J. Paggioli	Trustee
Dorothy A. Berry* Dorothy A. Berry	Trustee
Wallace L. Cook* Wallace L. Cook	Trustee
Carl A. Froebel* Carl A. Froebel	Trustee
Rowley W. P. Redington* Rowley W. P. Redington	Trustee
Robert M. Slotky* Robert M. Slotky	President
Eric W. Falkeis Eric W. Falkeis	Treasurer and Principal Financial and Accounting Officer
* By /s/ Eric W. Falkeis Eric W. Falkeis Attorney-in-Fact pursuant to Power of Attorney